LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.65%
Argentina–0.01%
Telecom Argentina Sponsored ADR	9,200	$ 50,784
†YPF ADR	20,800	85,488
		136,272
Brazil–3.35%
Alpargatas	20,300	132,180
Ambev	526,900	1,434,111
Atacadao	46,000	189,601
†B2W Cia Digital	21,036	227,453
B3 SA - Brasil Bolsa Balcao	229,700	2,231,032
Banco Bradesco	149,210	621,636
Banco BTG Pactual	26,401	454,037
Banco do Brasil	96,100	521,250
Banco Inter	8,200	227,732
Banco Santander	46,100	325,398
BB Seguridade Participacoes	76,700	330,448
Bradespar	25,400	309,341
†BRF	63,100	282,393
CCR	134,000	306,631
Centrais Eletricas Brasileiras	36,400	220,457
Cia Brasileira de Distribuicao	17,800	104,296
Cia de Saneamento Basico do Estado de Sao Paulo	38,000	276,596
Cia Paranaense de Energia	118,000	149,684
Cia Siderurgica Nacional	77,400	518,828
Cosan	17,300	279,786
CPFL Energia	26,000	141,210
Energisa	20,500	164,731
Engie Brasil Energia	21,125	157,556
Equatorial Energia	101,400	445,510
Hapvida Participacoes e Investimentos	123,200	325,037
Hypera	42,000	239,525
JBS	118,800	635,300
Klabin	80,000	391,142
Localiza Rent a Car	66,721	710,518
Lojas Renner	88,440	667,937
Magazine Luiza	326,448	1,164,591
Multiplan Empreendimentos Imobiliarios	9,400	40,899
†Natura & Co. Holding	99,596	849,866
Notre Dame Intermedica Participacoes	57,753	850,599
Petrobras Distribuidora	84,400	329,884
Petroleo Brasileiro	416,000	1,771,565
Raia Drogasil	119,300	533,270
†Rumo	141,818	507,694
†Sendas Distribuidora	17,800	233,511
Sul America	33,492	203,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
†Suzano	83,530	$ 1,021,151
Telefonica Brasil	49,600	391,255
TIM S.A.	93,800	211,642
TOTVS	54,300	279,765
Ultrapar Participacoes	80,000	302,026
Vale	413,400	7,163,157
†Via Varejo	110,200	235,920
WEG	93,800	1,248,022
		30,360,148
Chile–0.48%
Banco de Chile	5,068,191	597,474
Banco de Credito e Inversiones	5,873	310,600
Banco Santander Chile	7,360,924	459,780
Cencosud	159,711	341,420
Cencosud Shopping	56,483	117,618
Cia Cervecerias Unidas	15,916	139,579
Colbun	819,981	159,572
Empresas CMPC	124,533	399,821
Empresas COPEC	43,259	534,286
Enel Americas	3,844,586	640,911
†Enel Chile	3,104,586	241,667
Falabella	83,824	380,703
		4,323,431
China–33.76%
†21Vianet Group	7,200	232,560
360 Security Technology Class A	32,000	67,954
†3SBio	141,000	124,602
†51job ADR	3,000	187,800
AAC Technologies Holdings	81,000	407,912
Accelink Technologies Class A	4,100	13,898
Addsino Class A	10,900	30,730
AECC Aero-Engine Control Class A	6,100	16,276
AECC Aviation Power Class A	14,901	103,636
Agile Group Holdings	132,000	216,318
Agricultural Bank of China Class A	321,100	166,551
Agricultural Bank of China Class H	3,102,000	1,240,944
Aier Eye Hospital Group Class A	23,240	210,064
Air China Class A	4,700	6,489
Air China Class H	206,000	178,333
AK Medical Holdings	44,000	56,032
†Alibaba Group Holding ADR	210,300	47,681,319
A-Living Services Class H	51,500	228,547
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Aluminum of China Class H	442,000	$ 181,937
†Aluminumof China Class A	66,900	38,476
Angel Yeast Class A	5,500	46,349
Anhui Conch Cement Class A	20,400	159,403
Anhui Conch Cement Class H	137,500	894,075
Anhui Gujing Distillery Class A	2,300	73,744
Anhui Gujing Distillery Class B	12,000	168,251
Anhui Kouzi Distillery Class A	3,900	36,888
ANTA Sports Products	121,000	1,973,579
Apeloa Pharmaceutical Class A	7,600	32,986
Asymchem Laboratories Tianjin Class A	1,600	70,510
Autobio Diagnostics Class A	1,900	31,832
Autohome ADR	6,600	615,582
AVIC Aircraft Class A	18,100	66,988
†Avic Capital Class A	62,200	37,956
AVIC Electromechanical Systems Class A	24,600	36,553
AVIC Jonhon Optronic Technology Class A	7,300	75,283
AVIC Shenyang Aircraft Class A	7,700	76,248
AviChina Industry & Technology Class H	274,000	183,628
Avicopter Class A	3,500	26,996
†Baidu ADR	30,200	6,570,010
†Baidu Class A	6,350	173,982
Bank of Beijing Class A	90,000	65,904
Bank of Chengdu Class A	21,000	36,073
Bank of China Class A	95,000	48,551
Bank of China Class H	8,897,000	3,387,546
Bank of Communications Class A	157,520	118,951
Bank of Hangzhou Class A	39,900	102,809
Bank of Jiangsu Class A	83,200	82,121
Bank of Nanjing Class A	59,500	91,860
Bank of Ningbo Class A	34,700	205,818
Bank of Shanghai Class A	72,540	97,273
Baoshan Iron & Steel Class A	124,400	153,341
†Baozun ADR	6,400	244,096
BBMG Class A	44,200	19,892
†BeiGene ADR	5,100	1,775,208
†Beijing BDStar Navigation Class A	2,200	14,499
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Beijing Capital International Airport Class H	206,000	$ 160,314
Beijing Dabeinong Technology Group Class A	22,400	28,773
Beijing Enlight Media Class A	20,700	37,832
Beijing Enterprises Holdings	53,500	188,906
†Beijing Enterprises Water Group	600,000	227,679
Beijing New Building Materials Class A	11,400	75,061
Beijing Oriental Yuhong Waterproof Technology Class A	15,750	122,925
Beijing Originwater Technology Class A	22,600	27,685
Beijing Shiji Information Technology Class A	5,500	24,777
Beijing Shunxin Agriculture Class A	4,800	34,365
Beijing Sinnet Technology Class A	9,300	24,360
Beijing Thunisoft Class A	6,400	18,521
Beijing Tiantan Biological Products Class A	8,260	41,155
Beijing Yanjing Brewery Class A	21,400	23,963
Beijing-Shanghai High Speed Railway Class A	48,800	43,552
Betta Pharmaceuticals Class A	2,700	43,727
†BGI Genomics Class A	2,700	50,585
†Bilibili ADR	13,200	1,413,192
BOE Technology Group Class A	189,500	181,261
BYD Class A	9,900	248,459
BYD Class H	88,000	1,866,608
BYD Electronic International	75,500	440,913
By-health Class A	6,700	29,253
C&S Paper Class A	6,600	26,017
Caitong Securities Class A	18,100	30,760
†CanSino Biologics Class H	8,200	310,107
CGN Power Class H	1,080,000	261,175
Chacha Food Class A	3,000	22,430
Changchun High & New Technology Industry Group Class A	2,300	158,853
Changjiang Securities Class A	26,500	28,542

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Changzhou Xingyu Automotive Lighting Systems Class A	2,000	$ 57,666
Chaozhou Three-Circle Group Class A	11,500	73,474
Chengdu Kanghong Pharmaceutical Group Class A	4,700	20,980
†Chifeng Jilong Gold Mining Class A	9,300	20,600
China Aerospace Times Electronics Class A	13,500	14,705
China Aoyuan Group	138,000	148,223
China Avionics Systems Class A	9,700	22,330
†China Bohai Bank Class H	282,000	126,597
China CITIC Bank Class H	995,000	505,557
China Communications Services Class H	260,000	116,721
China Conch Venture Holdings	181,000	850,973
China Construction Bank Class A	9,100	10,204
China East Education Holding	60,500	131,831
China Eastern Airlines Class A	51,000	42,481
China Education Group Holdings	88,000	156,437
China Everbright	98,000	128,077
†China Everbright Bank Class A	224,000	139,423
China Everbright Bank Class H	355,000	154,803
China Everbright Environment Group	400,000	270,642
China Evergrande Group	205,000	390,270
China Feihe	130,000	367,888
China Film Class A	7,700	16,645
China Fortune Land Development Class A	14,723	14,105
China Galaxy Securities Class A	17,900	28,263
China Galaxy Securities Class H	393,000	242,652
China Gezhouba Group Class A	28,300	32,725
China Great Wall Securities Class A	1,700	2,829
China Greatwall Technology Group Class A	19,200	43,526
China Hongqiao Group	191,500	255,691
China Huarong Asset Management Class H	1,088,000	142,751
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China International Capital Class H	148,800	$ 360,607
China Jinmao Holdings Group	626,000	251,234
China Jushi Class A	23,400	68,540
China Lesso Group Holdings	124,000	266,691
China Life Insurance Class A	14,700	71,358
China Life Insurance Class H	832,000	1,718,774
†China Literature	33,800	334,561
China Longyuan Power Group Class H	354,000	480,858
China Medical System Holdings	151,000	298,733
China Meidong Auto Holdings	62,000	287,506
†China Mengniu Dairy	309,000	1,768,758
China Merchants Bank Class A	109,900	856,734
China Merchants Bank Class H	436,500	3,332,383
China Merchants Energy Shipping Class A	46,400	36,950
China Merchants Property Operation & Service Class A	5,100	15,366
China Merchants Securities Class A	42,600	127,703
China Merchants Shekou Industrial Zone Holdings Class A	33,300	62,333
China Minsheng Banking Class A	159,100	122,571
China Molybdenum Class A	103,400	83,288
China Molybdenum Class H	375,000	227,197
China National Accord Medicines Class A	1,100	7,065
China National Chemical Engineering Class A	29,900	31,884
China National Medicines Class A	4,700	24,271
China National Nuclear Power Class A	83,500	70,061
China National Software & Service Class A	3,200	26,142
†China Northern Rare Earth Group High-Tech Class A	22,800	66,504
China Oilfield Services Class H	228,000	234,625
China Overseas Land & Investment	430,500	1,118,599

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Overseas Property Holdings	140,000	$ 130,742
†China Pacific Insurance Group Class A	36,400	210,126
China Pacific Insurance Group Class H	310,200	1,222,988
China Petroleum & Chemical Class A	81,300	53,704
China Petroleum & Chemical Class H	2,706,000	1,441,047
China Power International Development	449,000	104,538
China Railway Group Class A	103,900	93,676
China Resources Beer Holdings	162,000	1,270,102
China Resources Gas Group	104,000	576,581
China Resources Land	360,000	1,743,482
China Resources Pharmaceutical Group	171,000	106,681
China Resources Power Holdings	208,000	276,117
China Resources Sanjiu Medical & Pharmaceutical Class A	600	2,239
China Shenhua Energy Class A	26,700	81,872
China Shenhua Energy Class H	376,500	775,849
†China Shipbuilding Industry Class A	112,200	70,007
China South Publishing & Media Group Class A	12,400	19,844
†China Southern Airlines Class A	8,500	8,908
†China Southern Airlines Class H	190,000	140,775
China State Construction Engineering Class A	192,800	152,652
China Taiping Insurance Holdings	179,000	364,719
China Tourism Group Duty Free Class A	10,800	504,297
China Tower Class H	4,960,000	733,718
China TransInfo Technology Class A	10,800	25,983
China Vanke Class A	50,700	232,037
China Vanke Class H	191,500	750,077
China Yangtze Power Class A	114,684	375,107
China Yuhua Education	128,000	100,271
China Zheshang Bank Class A	75,300	46,754
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Chongqing Brewery Class A	3,200	$ 54,329
†Chongqing Changan Automobile Class A	25,000	54,119
Chongqing Fuling Zhacai Group Class A	4,600	29,481
Chongqing Rural Commercial Bank	23,900	15,459
Chongqing Rural Commercial Bank Class H	272,000	117,210
Chongqing Zhifei Biological Products Class A	9,300	244,723
CIFI Holdings Group	370,468	359,312
CITIC	646,000	611,590
CITIC Securities Class A	55,800	203,366
CITIC Securities Class H	242,000	557,209
Contemporary Amperex Technology Class A	12,800	629,104
COSCO Shipping Energy Transportation Class A	25,600	25,932
†COSCO Shipping Holdings Class A	57,300	118,184
†COSCO Shipping Holdings Class H	289,500	372,390
COSCO Shipping Ports	194,427	141,554
Country Garden Holdings	868,021	1,114,322
Country Garden Services Holdings	164,000	1,662,340
CSC Financial Class A	15,400	74,733
CSPC Pharmaceutical Group	1,004,240	1,214,270
Da An Gene of Sun Yat-Sen University Class A	5,160	23,954
Dali Foods Group	226,000	128,493
Daqin Railway Class A	69,270	74,078
†Daqo New Energy	5,300	400,150
DaShenLin Pharmaceutical Group Class A	4,000	51,222
DHC Software Class A	6,200	7,037
Dong-E-E-Jiao Class A	2,700	15,562
Dongfang Electric Class A	19,900	38,586
Dongxing Securities Class A	10,773	17,996
†DouYu International Holdings	10,900	113,469
East Group Class A	12,200	11,967
East Money Information Class A	49,600	206,269
ENN Energy Holdings	88,200	1,414,767
Eve Energy Class A	11,555	132,473
Ever Sunshine Lifestyle Services Group	74,000	186,187
Everbright Securities Class A	22,000	54,539

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Fangda Carbon New Material Class A	24,880	$ 30,972
Far East Horizon	215,000	258,306
†FAW Jiefang Group	20,700	34,484
Fiberhome Telecommunication Technologies Class A	3,000	8,421
Financial Street Holdings Class A	10,700	11,149
First Capital Securities Class A	22,600	26,548
Focus Media Information Technology Class A	90,800	128,547
Foshan Haitian Flavouring & Food Class A	15,000	365,675
Fosun International	283,000	396,064
†Founder Securities Class A	43,800	58,133
Foxconn Industrial Internet Class A	35,152	77,061
Fujian Anjoy Foods Class A	1,700	54,089
Fujian Sunner Development Class A	8,200	32,212
Fuyao Glass Industry Group Class A	13,700	96,308
Fuyao Glass Industry Group Class H	55,200	328,398
Ganfeng Lithium Class A	6,500	93,469
G-bits Network Technology Xiamen Class A	500	28,390
†GCL System Integration Technology Class A	31,500	15,858
†GDS Holdings ADR	9,800	794,682
GEM Class A	30,600	39,960
Gemdale Class A	25,200	46,171
†Genscript Biotech	118,000	207,643
GF Securities Class A	26,400	63,110
GF Securities Class H	141,400	216,808
Giant Network Group Class A	10,500	23,259
Gigadevice Semiconductor Beijing Class A	2,680	69,864
GoerTek Class A	18,900	78,281
†GOME Retail Holdings	1,084,000	200,790
†Gotion High-tech Class A	8,900	48,919
Great Wall Motor Class A	14,900	68,488
Greenland Holdings Class A	55,900	47,671
Greentown China Holdings	97,500	125,918
Greentown Service Group	156,000	237,188
GRG Banking Equipment Class A	17,800	30,957
†GSX Techedu ADR	8,600	291,368
Guangdong Haid Group Class A	9,900	117,803
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Guangdong HEC Technology Holding Class A	8,900	$ 6,734
Guangdong Hongda Blasting Class A	5,398	25,545
Guangdong Kinlong Hardware Products Class A	2,000	50,597
Guangdong Xinbao Electrical Appliances Holdings Class A	5,000	26,697
†Guanghui Energy Class A	18,400	8,702
Guangzhou Baiyun International Airport Class A	7,200	14,653
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	5,100	21,668
Guangzhou Haige Communications Group Class A	1,900	2,933
Guangzhou Kingmed Diagnostics Group Class A	2,900	56,208
Guangzhou R&F Properties Class H	188,400	248,644
Guangzhou Tinci Materials Technology Class A	3,900	48,555
Guangzhou Wondfo Biotech Class A	2,100	26,334
Guangzhou Yuexiu Financial Holdings Group Class A	14,700	31,463
†Guolian Securities Class A	9,200	21,375
Guosen Securities Class A	16,300	29,740
Guotai Junan Securities Class A	33,200	82,253
Guoyuan Securities Class A	22,940	26,982
Haidilao International Holding	89,000	608,476
Haier Smart Home Class A	30,600	145,554
†Haier Smart Home Class H	226,600	906,505
Haitian International Holdings	71,000	283,120
Haitong Securities Class A	39,700	67,045
Haitong Securities Class H	304,000	281,159
Hangzhou First Applied Material Class A	4,610	60,419
Hangzhou Robam Appliances Class A	6,100	33,985
Hangzhou Silan Microelectronics Class A	8,200	30,311
Hangzhou Tigermed Consulting Class A	2,500	57,250

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Hangzhou Tigermed Consulting Class H	13,700	$ 270,860
†Hansoh Pharmaceutical Group	132,000	632,485
Hebei Construction Group Class H	46,000	15,384
Hefei Meiya Optoelectronic Technology Class A	3,100	20,000
Heilongjiang Agriculture Class A	7,300	17,429
Henan Shuanghui Investment & Development Class A	16,200	101,327
Hengan International Group	73,000	479,837
Hengli Petrochemical Class A	35,800	160,185
Hengtong Optic-electric Class A	7,200	13,466
Hengyi Petrochemical Class A	25,670	57,371
†Hesteel Class A	47,700	17,173
Hithink RoyalFlush Information Network Class A	2,800	51,002
Hongfa Technology Class A	5,600	42,186
Hopson Development Holdings	74,000	266,526
†Hua Hong Semiconductor	51,000	277,826
Huaan Securities Class A	15,800	15,402
Huadian Power International Class A	22,000	12,418
Huadong Medicine Class A	9,000	50,636
Huagong Tech Class A	4,700	14,899
Hualan Biological Engineering Class A	11,020	66,826
Huaneng Power International Class A	41,600	27,987
Huaneng Power International Class H	394,000	139,880
Huatai Securities Class A	32,600	84,347
Huatai Securities Class H	162,400	249,007
Huaxi Securities Class A	8,000	12,143
Huaxia Bank Class A	61,300	60,225
Huaxin Cement Class A	6,100	22,092
Huayu Automotive Systems Class A	17,000	71,501
†Huazhu Group ADR	17,700	971,730
Hubei Biocause Pharmaceutical Class A	30,500	19,217
Hubei Jumpcan Pharmaceutical Class A	4,800	14,623
Humanwell Healthcare Group Class A	10,800	50,713
Hunan Valin Steel Class A	38,100	40,687
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hundsun Technologies Class A	6,920	$ 88,677
†HUYA ADR	7,500	146,100
Iflytek Class A	13,700	101,010
†Industrial & Commercial Bank of China Class A	235,100	198,696
Industrial & Commercial Bank of China Class H	6,796,000	4,877,951
Industrial Bank Class A	113,896	418,574
Industrial Securities Class A	36,542	47,106
†Ingenic Semiconductor Class A	2,300	21,397
†Inner Mongolia BaoTou Steel Union Class A	248,600	59,163
Inner Mongolia First Machinery Group Class A	11,000	16,563
Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	50,700	40,838
Inner Mongolia Yili Industrial Group Class A	33,900	207,020
†Innovent Biologics	109,500	1,110,621
Inspur Electronic Information Industry Class A	9,660	40,349
Intco Medical Technology Class A	2,300	56,698
†iQIYI ADR	31,200	518,544
Ithaca Energy North Sea Class A	8,300	62,108
†JA Solar Technology Class A	7,500	33,043
Jafron Biomedical Class A	5,310	61,565
Jason Furniture Hangzhou Class A	4,200	51,617
†JD Health International	29,050	416,650
†JD.com ADR	96,600	8,146,278
Jiangsu Changshu Rural Commercial Bank Class A	15,700	18,203
Jiangsu Expressway Class H	132,000	164,361
Jiangsu Hengli Hydraulic Class A	8,132	110,970
Jiangsu Hengrui Medicine Class A	28,402	399,015
Jiangsu Shagang Class A	14,800	20,388
Jiangsu Yanghe Brewery Joint-Stock Class A	8,600	216,082
Jiangsu Yangnong Chemical Class A	1,800	32,930
Jiangsu Yuyue Medical Equipment & Supply Class A	4,100	16,413

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Zhongnan Construction Group Class A	30,800	$ 32,797
Jiangsu Zhongtian Technology Class A	21,600	37,730
Jiangxi Copper Class A	10,900	36,782
Jiangxi Copper Class H	134,000	256,138
Jiangxi Zhengbang Technology Class A	17,500	40,393
Jilin Aodong Pharmaceutical Group Class A	8,100	19,672
Jinke Properties Group Class A	36,900	37,097
Jinxin Fertility Group	148,000	318,308
Jinyu Bio-Technology Class A	7,500	21,865
JiuGui Liquor Class A	2,200	51,068
†Jiumaojiu International Holdings	73,000	292,034
Joincare Pharmaceutical Group Industry Class A	12,300	24,056
†Jointown Pharmaceutical Group Class A	9,500	26,159
Jonjee Hi-Tech Industrial And Commercial Holding Class A	5,231	38,648
†Joyoung Class A	4,800	22,546
JOYY	6,500	609,245
Juewei Food Class A	4,000	46,987
†Kaisa Group Holdings	282,000	139,293
†KE Holdings ADR	12,500	712,250
†Kingdee International Software Group	271,000	840,110
Kingfa Sci & Tech Class A	18,100	59,947
Kingsoft	92,000	610,643
†Kingsoft Cloud Holdings ADR	6,100	239,852
†Koolearn Technology Holding	28,000	63,750
†Kuaishou Technology	22,300	774,495
†Kuang-Chi Technologies Class A	13,000	40,101
Kunlun Energy	436,000	458,204
Kweichow Moutai Class A	6,800	2,084,088
KWG Group Holdings	142,000	242,935
Lakala Payment Class A	4,300	19,765
Laobaixing Pharmacy Chain Class A	2,800	29,260
Lenovo Group	806,000	1,146,674
Lens Technology Class A	28,900	115,203
Leo Group Class A	35,500	15,922
Lepu Medical Technology Beijing Class A	9,900	44,267
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Leyard Optoelectronic Class A	14,800	$ 16,301
†Li Auto ADR	17,400	435,000
Li Ning	236,000	1,533,039
Liaoning Cheng Da Class A	7,800	24,263
Lingyi iTech Guangdong Class A	39,600	49,417
Livzon Pharmaceutical Group Class A	2,400	15,290
Logan Group	157,000	264,558
Lomon Billions Group Class A	11,300	49,268
Longfor Group Holdings	201,500	1,334,849
LONGi Green Energy Technology Class A	21,700	291,320
Luenmei Quantum Class A	5,600	8,962
†Lufax Holding ADR	19,100	277,332
Luxshare Precision Industry Class A	39,287	202,758
†Luye Pharma Group	80,389	51,393
Luzhou Laojiao Class A	8,400	288,355
Maccura Biotechnology Class A	4,600	28,512
Mango Excellent Media Class A	10,900	96,645
Maxscend Microelectronics	900	83,616
†Meinian Onehealth Healthcare Holdings Class A	20,600	48,460
†Meituan Dianping Class B	400,100	15,347,091
Metallurgicalof China Class A	116,700	60,887
Midea Group	18,900	237,093
†Ming Yuan Cloud Group Holdings	43,000	196,081
Minth Group	82,000	341,750
Momo ADR	16,900	249,106
Muyuan Foodstuff Class A	20,750	316,647
NanJi E-Commerce Class A	18,100	25,348
Nanjing King-Friend Biochemical Pharmaceutical Class A	4,370	26,667
Nanjing Securities Class A	17,700	27,380
†Nanyang Topsec Technologies Group Class A	8,600	26,135
NARI Technology Class A	27,720	131,686
NAURA Technology Group Class A	3,000	65,693
NavInfo Class A	12,700	28,229
NetEase ADR	46,300	4,780,938
New China Life Insurance Class A	12,100	89,619

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
New China Life Insurance Class H	92,300	$ 357,370
New Hope Liuhe Class A	24,800	75,667
†New Oriental Education & Technology Group Sponsored ADR	170,000	2,380,000
Ninestar Class A	7,300	27,685
Ningbo Joyson Electronic Class A	8,400	23,079
Ningbo Tuopu Group Class A	7,900	40,301
†NIO ADR	142,500	5,554,650
†Noah Holdings Sponsored ADR	3,700	164,280
†Nongfu Spring Class H	33,600	167,479
Northeast Securities Class A	6,700	8,811
Oceanwide Holdings Class A	26,600	11,159
Offcn Education Technology Class A	10,999	47,268
Offshore Oil Engineering Class A	4,800	3,317
OFILM Group Class A	15,100	19,972
Oppein Home Group Class A	2,600	62,515
Orient Securities Class A	28,200	38,116
Oriental Pearl Group Class A	13,581	19,911
Ovctek China Class A	4,050	55,699
†Pacific Securities Class A	8,500	4,201
†Pangang Group Vanadium Titanium & Resources Class A	23,931	8,032
People's Insurance Group of China Class H	915,000	296,600
People's InsuranceGroup of China Class A	22,600	20,480
Perfect World Class A	10,850	32,740
PetroChina Class A	37,100	24,337
PetroChina Class H	2,362,000	853,761
Pharmaron Beijing Class H	14,200	268,324
PICC Property & Casualty Class H	766,000	664,108
†Pinduoduo ADR	43,200	5,783,616
Ping An Bank Class A	108,592	364,624
†Ping An Healthcare and Technology	57,600	722,399
Ping An Insurance Group of China Class A	55,100	661,536
Ping An Insurance Group of China Class H	666,000	7,928,673
Poly Developments and Holdings Group Class A	66,600	144,579
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Poly Property Development Class H	12,400	$ 86,132
Postal Savings Bank of China Class A	73,200	65,551
Power Construction of China Class A	100,700	63,293
Proya Cosmetics Class A	1,000	24,310
Qianhe Condiment and Food Class A	4,300	24,272
Qingdao Rural Commercial	32,500	21,915
RiseSun Real Estate Development Class A	20,600	20,270
†RLX Technology ADR	12,900	133,644
Rongsheng Petro Chemical Class A	36,100	151,670
SAIC Motor Class A	38,900	116,730
Sanan Optoelectronics Class A	25,400	90,208
Sangfor Technologies Class A	2,700	101,739
Sanquan Food Class A	4,900	16,909
Sany Heavy Industry Class A	48,600	253,195
SDIC Capital Class A	22,101	41,201
SDIC Power Holdings Class A	32,700	49,536
Sealand Securities Class A	26,000	17,730
†Seazen Group	244,000	299,739
Seazen Holdings Class A	14,100	104,970
SF Holding Class A	25,200	311,473
Shaanxi Coal Industry Class A	49,300	83,182
Shandong Buchang Pharmaceuticals Class A	3,300	11,493
Shandong Gold Mining Class A	24,480	79,583
Shandong Gold Mining Class H	71,250	133,626
Shandong Hualu Hengsheng Chemical Class A	10,700	61,294
Shandong Linglong Tyre Class A	9,500	67,826
Shandong Nanshan Aluminum Class A	82,800	43,579
Shandong Pharmaceutical Glass Class A	3,800	23,015
Shandong Sinocera Functional Material Class A	5,600	36,274
Shandong Sun Paper Industry Class A	17,100	41,009
Shandong Weigao Group Medical Polymer Class H	276,000	544,608

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Bairun Investment Holding Group Class A	3,400	$ 56,537
Shanghai Baosight Software Class A	5,300	47,243
Shanghai Construction Group Class A	12,200	5,639
†Shanghai Electric Group Class A	54,800	46,398
Shanghai Electric Power Class A	12,969	15,472
Shanghai Fosun Pharmaceutical Group Class A	11,600	70,414
Shanghai Fosun Pharmaceutical Group Class H	58,500	249,453
†Shanghai International Airport Class A	4,200	37,098
Shanghai International Port Group Class A	29,400	21,439
Shanghai Jahwa United Class A	3,200	23,442
Shanghai Jinjiang International Hotels Class A	4,500	38,101
Shanghai Lingang Holdings Class A	10,200	28,538
Shanghai Lujiazui Finance & Trade Zone Development Class B	114,420	100,804
Shanghai M&G Stationery Class A	6,000	78,179
Shanghai Pharmaceuticals Holding Class A	5,700	17,052
Shanghai Pharmaceuticals Holding Class H	85,500	167,830
Shanghai Pudong Development Bank Class A	151,000	253,164
Shanghai Putailai New Energy Technology Class A	3,200	46,377
Shanghai RAAS Blood Products Class A	36,900	41,882
Shanghai Yuyuan Tourist Mart Group Class A	21,600	35,325
Shanghai Zhangjiang High-Tech Park Development Class A	8,900	22,647
Shanxi Lu'an Environmental Energy Development Class A	6,800	6,359
†Shanxi Meijin Energy Class A	26,600	29,096
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanxi Securities Class A	8,650	$ 9,277
Shanxi Taigang Stainless Steel Class A	28,200	19,660
Shanxi Xinghuacun Fen Wine Factory Class A	5,200	264,006
Shanxi Xishanal & Electricity Power Class A	28,470	21,760
Shenergy Class A	9,800	9,269
Shengyi Technology Class A	12,800	44,366
Shennan Circuits Class A	2,820	37,871
Shenwan Hongyuan Group Class A	100,000	70,786
Shenzhen Airport Class A	12,100	16,392
Shenzhen Capchem Technology Class A	2,400	27,987
Shenzhen Energy Group Class A	25,800	44,161
Shenzhen Goodix Technology Class A	2,200	37,610
Shenzhen Hepalink Pharmaceutical Group Class A	6,900	18,011
Shenzhen Inovance Technology Class A	10,900	142,191
Shenzhen Kaifa Technology Class A	8,200	23,931
Shenzhen Kangtai Biological Products Class A	4,100	85,678
Shenzhen Mindray Bio-Medical Electronics Class A	5,600	340,964
†Shenzhen MTC Class A	33,100	26,864
Shenzhen Overseas Chinese Town Class A	35,944	55,876
Shenzhen Salubris Pharmaceuticals Class A	6,900	39,853
Shenzhen SC New Energy Technology Class A	1,800	29,747
Shenzhen Sunway Communication Class A	4,600	19,923
Shenzhou International Group Holdings	92,400	1,914,773
Shijiazhuang Yiling Pharmaceutical Class A	6,600	24,799
†Siasun Robot & Automation Class A	2,300	3,975
Sichuan Chuantou Energy Class A	20,400	39,026
Sichuan Kelun Pharmaceutical Class A	6,500	21,905
Sichuan Swellfun Class A	3,200	34,919
Silergy	8,000	646,269
Sinolink Securities Class A	20,400	42,045

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sinoma Science & Technology Class A	10,300	$ 36,627
Sinopec Shanghai Petrochemical Class A	5,200	2,800
Sinotrans Class A	26,300	17,252
Sinotruk Hong Kong	77,000	230,779
Skshu Paint Class A	1,700	51,661
†Smoore International Holdings	72,000	438,070
Songcheng Performance Development Class A	12,120	39,642
SooChow Securities Class A	11,480	16,900
Southwest Securities Class A	13,400	9,526
Spring Airlines Class A	4,400	39,979
STO Express Class A	3,800	5,345
Sunac China Holdings	288,000	1,235,487
Sungrow Power Supply Class A	9,000	98,554
Suning.com Class A	34,200	35,896
Sunny Optical Technology Group	79,700	1,816,653
Sunwoda Electronic Class A	10,600	31,420
Suofeiya Home Collection Class A	3,600	18,085
Suzhou Dongshan Precision Manufacturing Class A	11,600	32,420
Suzhou Gold Mantis Construction Decoration Class A	19,700	28,431
†TAL Education Group ADR	42,400	2,283,240
=Tangshan Jidong Cement Class A	9,900	23,636
TBEA Class A	22,200	37,897
TCL Technology Group Class A	82,700	117,836
Tencent Holdings	638,600	50,108,180
†Tencent Music Entertainment Group ADR	41,100	842,139
Tianfeng Securities Class A	19,600	15,070
Tianjin 712 Communication & Broadcasting Class A	5,600	29,277
Tianjin Zhonghuan Semiconductor Class A	18,700	80,705
Tianma Microelectronics Class A	15,900	33,959
Tianshui Huatian Technology Class A	15,000	26,728
Tingyi Cayman Islands Holding	220,000	404,111
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Toly Bread Class A	3,000	$ 21,886
†Tongcheng-Elong Holdings	94,400	212,986
†TongFu Microelectronics Class A	9,732	28,921
Tonghua Dongbao Pharmaceutical Class A	8,114	15,362
Tongkun Group Class A	12,200	38,433
Tongling Nonferrous Metals Group Class A	57,900	23,584
Tongwei Class A	25,100	125,366
†Topchoice Medical Class A	2,000	76,430
Topsports International Holdings	139,000	207,049
Transfar Zhilian Class A	17,900	19,798
TravelSky Technology Class H	104,000	243,208
†Trip.com Group ADR	53,000	2,100,390
Tsingtao Brewery Class A	4,000	51,649
Tsingtao Brewery Class H	52,000	460,864
Unigroup Guoxin Microelectronics Class A	4,100	66,920
Uni-President China Holdings	143,000	174,011
Unisplendour Class A	16,480	49,880
Universal Scientific Industrial Shanghai Class A	6,900	20,368
†Vipshop Holdings ADR	49,700	1,484,042
†Visionox Technology Class A	8,600	12,359
Walvax Biotechnology Class A	10,300	71,008
Wangfujing Group Class A	6,000	27,478
Wangsu Science & Technology Class A	1,600	1,570
Wanhua Chemical Group Class A	18,220	293,521
Want Want China Holdings	554,000	415,459
†Weibo Sponsored ADR	6,300	317,898
Weichai Power Class A	33,600	98,622
Weichai Power Class H	217,000	535,933
Weifu High-Technology Group Class A	5,100	18,424
Weihai Guangwei Composites Class A	3,300	34,898
†Weimob	150,000	335,344
Wens Foodstuffs Group Class A	28,520	73,617
Western Securities Class A	20,300	27,283
Will Semiconductor Class A	4,900	191,904
Wingtech Technology Class A	7,200	107,643

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Winning Health Technology Group Class A	13,960	$ 34,948
Wuchan Zhongda Group Class A	41,300	30,621
Wuhan Guide Infrared Class A	10,230	55,887
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	13,100	43,887
Wuliangye Yibin Class A	21,300	870,782
WUS Printed Circuit Kunshan Class A	9,100	23,239
WuXi AppTec Class A	12,360	264,359
WuXi AppTec Class H	30,880	607,344
†Wuxi Biologics Cayman	363,000	4,545,613
Wuxi Lead Intelligent Equipment Class A	5,900	71,097
Wuxi Taiji Industry Class A	14,700	18,546
XCMG Construction Machinery Class A	52,800	61,137
Xiamen C & D Class A	12,000	15,414
Xiamen Intretech Class A	3,000	29,323
Xiamen Tungsten Class A	10,500	29,378
†Xiaomi Class B	1,430,200	4,737,224
Xinhu Zhongbao Class A	60,400	28,196
Xinjiang Goldwind Science & Technology Class A	23,200	50,152
Xinjiang Goldwind Science & Technology Class H	82,000	153,999
Xinyi Solar Holdings	455,560	748,904
†XPeng ADR	18,700	682,737
Yadea Group Holdings	116,000	257,542
Yango Group Class A	25,000	23,188
Yantai Eddie Precision Machinery Class A	4,100	37,672
Yantai Jereh Oilfield Services Group Class A	6,900	36,789
Yanzhou Coal Mining Class A	14,100	28,458
Yanzhou Coal Mining Class H	166,000	196,447
Yealink Network Technology Class A	4,250	44,199
Yifan Pharmaceutical Class A	8,100	25,146
Yifeng Pharmacy Chain Class A	3,260	44,113
†Yihai International Holding	53,000	548,810
†Yihai Kerry Arawana Holdings Class A	2,392	28,273
Yintai Gold Class A	13,280	18,051
Yonghui Superstores Class A	37,100	38,487
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yonyou Network Technology Class A	20,440	$ 111,352
Youngor Group Class A	29,500	36,543
YTO Express Group Class A	16,500	28,117
†Yuan Longping High-tech Agriculture Class A	7,700	20,944
Yum China Holdings	44,400	2,628,924
Yunda Holding Class A	15,130	32,407
Yunnan Baiyao Group Class A	7,200	132,368
Yunnan Energy New Material Class A	5,400	92,200
†Zai Lab ADR	7,600	1,014,068
Zhangzhou Pientzehuang Pharmaceutical Class A	3,500	153,220
Zhaojin Mining Industry Class H	120,000	109,132
†Zhejiang Century Huatong Group Class A	48,340	52,580
†Zhejiang Chint Electrics Class A	14,600	80,851
Zhejiang Dahua Technology Class A	17,600	66,238
Zhejiang Dingli Machinery Class A	3,240	47,599
Zhejiang Expressway Class H	156,000	138,259
Zhejiang Huahai Pharmaceutical Class A	9,720	38,124
†Zhejiang Huayou Cobalt Class A	7,200	75,504
Zhejiang Juhua Class A	15,900	22,364
Zhejiang Longsheng Group Class A	17,800	39,320
Zhejiang NHU Class A	13,100	76,402
Zhejiang Sanhua Intelligent Controls Class A	20,740	65,242
Zhejiang Semir Garment Class A	10,700	16,536
†Zhejiang Supor Class A	3,400	37,112
Zhejiang Weixing New Building Materials Class A	12,100	46,628
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,400	30,582
Zhengzhou Yutong Bus Class A	10,400	22,767
Zhenro Properties Group	174,000	123,325
†Zheshang Securities Class A	19,500	38,078
†ZhongAn Online P&C Insurance Class H	41,900	252,777

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhongji Innolight Class A	4,600	$ 24,730
Zhongjin Gold Class A	20,800	26,464
Zhongsheng Group Holdings	63,500	447,615
†Zhongtian Financial Group Class A	31,800	14,360
Zhuzhou CRRC Times Electric Class H	61,100	227,924
Zijin Mining Group Class A	109,500	160,700
Zijin Mining Group Class H	642,000	789,483
Zoomlion Heavy Industry Science and Technology Class A	43,300	83,958
Zoomlion Heavy Industry Science and Technology Class H	150,800	215,315
=ZTE Class A	17,600	78,723
ZTE Class H	85,000	215,832
ZTO Express Cayman ADR	45,300	1,320,495
		306,293,895
Colombia–0.10%
Bancolombia	28,032	220,094
Ecopetrol	431,547	278,843
Grupo de Inversiones Suramericana	23,540	139,503
Interconexion Electrica	48,745	299,523
		937,963
Comoros–0.03%
Beijing E-Hualu Information Technology Class A	4,820	18,471
Beijing Kunlun Tech Class A	7,400	26,766
Guangzhou Shiyuan Electronic Technology Class A	3,800	75,548
SG Micro Class A	900	31,758
Thunder Software Technology Class A	2,700	50,190
Tianjin Chase Sun Pharmaceutical Class A	7,400	4,640
Wuhu Token Science Class A	11,400	12,922
Zhejiang Jingsheng Mechanical & Electrical Class A	8,000	40,201
		260,496
Czech Republic–0.10%
CEZ	17,940	443,334
†Komercni banka	8,282	255,646
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
†Moneta Money Bank	55,574	$ 207,001
		905,981
Egypt–0.09%
Commercial International Bank Egypt	158,975	584,417
Eastern	195,582	142,106
ElSewedy Electric	164,667	94,499
		821,022
Greece–0.10%
Hellenic Telecommunications Organization	25,413	407,689
JUMBO	11,641	213,371
OPAP	21,808	294,871
		915,931
Hong Kong–2.81%
†Alibaba Health Information Technology	452,000	1,279,119
†Alibaba Pictures Group	1,310,000	170,193
Bank of Communications Class H	984,000	626,542
BOC Aviation	22,400	216,967
Bosideng International Holdings	360,000	162,077
=Brilliance China Automotive Holdings	336,000	315,509
China Cinda Asset Management Class H	927,000	193,172
China Construction Bank Class H	10,764,000	9,055,268
China Gas Holdings	291,800	1,195,486
China Merchants Port Holdings	155,342	238,185
China Minsheng Banking Class H	648,000	375,925
China National Building Material Class H	432,000	623,486
China Railway Group Class H	423,000	223,631
China Resources Cement Holdings	270,000	303,199
China State Construction International Holdings	226,000	154,948
†China Traditional Chinese Medicine Holdings	306,000	190,903
†China Youzan	1,540,000	503,158
Dongfeng Motor Group Class H	302,000	280,475
Geely Automobile Holdings	658,000	1,674,180
Great Wall Motor Class H	346,500	960,507
Guangdong Investment	326,000	530,886

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Guangzhou Automobile Group Class H	328,000	$ 275,510
†Hutchison China MediTech ADR	7,900	223,175
Kingboard Holdings	73,500	397,088
Kingboard Laminates Holdings	120,000	259,631
Lee & Man Paper Manufacturing	144,000	132,440
Microport Scientific	81,000	455,841
Nine Dragons Paper Holdings	183,000	267,882
Postal Savings Bank of China Class H	1,113,000	831,804
Shenzhen International Holdings	117,485	196,763
Shenzhen Investment	341,174	118,492
Shimao Group Holdings	139,000	437,163
Sino Biopharmaceutical	1,160,000	1,160,880
Sinopharm Group Class H	148,000	358,287
SSY Group	166,000	96,729
†Sun Art Retail Group	256,000	209,434
Vinda International Holdings	43,000	145,194
Wharf Holdings	170,000	450,470
Yuexiu Property	762,000	172,511
		25,463,110
Hungary–0.19%
†MOL Hungarian Oil & Gas	33,932	245,685
†OTP Bank	24,103	1,030,252
Richter Gedeon	15,619	460,502
		1,736,439
India–9.55%
ACC	8,151	212,182
†Adani Green Energy	43,685	660,141
Adani Ports & Special Economic Zone	56,732	545,021
Ambuja Cements	76,753	324,223
Apollo Hospitals Enterprise	9,998	396,925
Asian Paints	42,749	1,483,597
Aurobindo Pharma	32,684	393,967
†Avenue Supermarts	18,110	708,176
†Axis Bank	253,233	2,415,652
Bajaj Auto	7,721	387,625
Bajaj Finance	30,343	2,137,244
Bajaj Finserv	4,267	564,270
Balkrishna Industries	10,127	233,874
†Bandhan Bank	81,093	375,886
Berger Paints India	26,463	276,886
Bharat Forge	25,764	210,002
Bharat Petroleum	72,241	422,842
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bharti Airtel	272,602	$ 1,928,734
Bharti Infratel	74,811	250,687
†Biocon	46,667	260,992
Britannia Industries	12,083	599,087
Cipla	49,374	550,440
Coal India	135,700	241,931
Colgate-Palmolive India	13,355	284,832
Container Of India	30,524	249,657
Dabur India	58,488	432,378
Divi's Laboratories	14,796	733,145
DLF	69,432	272,595
Dr Reddy's Laboratories	12,981	801,794
Eicher Motors	15,190	540,993
GAIL India	175,180	324,657
Godrej Consumer Products	45,458	453,655
Grasim Industries	32,930	653,319
Havells India	24,419	350,819
HCL Technologies	121,348	1,630,919
HDFC Asset Management	5,857	233,835
†HDFC Life Insurance	89,740	854,518
Hero MotoCorp	13,330	531,204
Hindalco Industries	175,705	785,477
Hindustan Petroleum	75,194	241,172
Hindustan Unilever	92,039	3,060,886
Housing Development Finance	190,414	6,505,934
†ICICI Bank	570,523	4,542,257
ICICI Lombard General Insurance	22,698	444,934
†ICICI Prudential Life Insurance	39,744	242,224
Indian Oil	205,710	258,426
Indraprastha Gas	34,941	244,852
†Info Edge India	7,878	461,229
Infosys	380,898	7,127,079
†InterGlobe Aviation	10,666	238,073
Ipca Laboratories	7,689	200,208
ITC	328,064	980,417
JSW Steel	94,640	606,372
Jubilant Foodworks	8,749	348,333
†Kotak Mahindra Bank	62,011	1,486,797
Larsen & Toubro	77,030	1,494,902
Larsen & Toubro Infotech	5,831	323,340
Lupin	25,154	351,075
Mahindra & Mahindra	90,252	981,661
Marico	56,690	318,908
Maruti Suzuki India	15,185	1,424,588
Motherson Sumi Systems	134,720	371,193
MRF	238	267,771
Muthoot Finance	13,413	221,227
Nestle India	3,770	885,098
NTPC	496,500	723,558
Oil & Natural Gas	278,389	388,948
Page Industries	616	255,431

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Petronet LNG	81,954	$ 251,813
PI Industries	9,176	283,405
Pidilite Industries	16,725	413,906
Piramal Enterprises	10,032	240,551
Power Grid of India	235,068	693,336
REC	97,977	175,749
Reliance Industries	318,786	8,733,791
†SBI Life Insurance	44,424	535,205
Shree Cement	1,205	485,624
Shriram Transport Finance	19,741	384,027
Siemens	7,804	196,824
†State Bank of India	199,894	996,001
Sun Pharmaceutical Industries	93,763	766,634
Tata Consultancy Services	104,913	4,559,987
Tata Consumer Products	66,822	583,920
†Tata Motors	189,905	783,893
Tata Steel	75,514	838,502
Tech Mahindra	70,117	950,813
Titan	39,652	844,982
Torrent Pharmaceuticals	5,625	195,803
Trent	20,134	206,823
UltraTech Cement	12,884	1,187,352
†United Spirits	32,088	244,170
UPL	55,371	486,090
Vedanta	207,773	650,057
Wipro	127,750	723,635
†Yes Bank	1,117,893	238,521
Zee Entertainment Enterprises	95,762	266,145
		86,628,633
Indonesia–1.21%
Ace Hardware Indonesia	339,105	35,603
Adaro Energy	1,572,000	127,167
Aneka Tambang	933,900	144,666
Astra International	2,265,400	822,718
Bank Central Asia	1,103,900	2,361,700
Bank Mandiri Persero	2,090,800	885,261
Bank Negara Indonesia Persero	836,100	329,547
Bank Rakyat Indonesia Persero	6,211,800	1,881,716
†Barito Pacific	3,126,900	206,666
Charoen Pokphand Indonesia	826,300	398,217
†Gudang Garam	52,300	130,255
Indah Kiat Pulp & Paper	305,400	219,720
Indocement Tunggal Prakarsa	162,800	137,021
Indofood CBP Sukses Makmur	259,400	164,301
Indofood Sukses Makmur	489,500	222,423
Kalbe Farma	2,355,300	254,583
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
†Merdeka Copper Gold	1,097,500	$ 162,453
Perusahaan Gas Negara	1,218,700	110,333
Sarana Menara Nusantara Tbk PT	2,560,200	193,888
Semen Indonesia Persero	330,100	236,922
Telekomunikasi Indonesia Persero	5,546,200	1,305,887
Unilever Indonesia	857,500	388,163
United Tractors	185,700	282,865
		11,002,075
Kuwait–0.48%
Agility Public Warehousing KSC	118,958	285,641
Boubyan Bank KSCP	104,543	209,190
Gulf Bank KSCP	134,381	97,780
Kuwait Finance House KSCP	449,999	1,143,044
Mabanee KPSC	56,523	135,722
Mobile Telecommunications KSCP	224,811	449,845
National Bank of Kuwait SAKP	748,052	1,996,620
		4,317,842
Luxembourg–0.04%
Reinet Investments	16,308	322,414
		322,414
Malaysia–1.36%
†AMMB Holdings	175,000	123,659
Axiata Group	306,461	269,766
CIMB Group Holdings	719,334	752,902
Dialog Group	509,100	381,840
DiGi.Com	346,000	303,736
Fraser & Neave Holdings	15,200	109,972
†Gamuda	193,945	167,448
Genting	234,100	283,980
Genting Malaysia	323,200	239,292
Genting Plantations	27,500	60,352
HAP Seng Consolidated	68,100	137,136
Hartalega Holdings	191,100	411,557
Hong Leong Bank	72,700	327,864
Hong Leong Financial Group	26,600	111,750
IHH Healthcare	238,600	306,126
IOI	277,200	280,108
Kossan Rubber Industries	141,300	111,091
Kuala Lumpur Kepong	47,596	263,319
Malayan Banking	440,361	876,155
Malaysia Airports Holdings	119,000	179,368
Maxis	257,400	280,586
MISC	150,100	246,879

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Nestle Malaysia	7,600	$ 247,438
Petronas Chemicals Group	266,900	514,940
Petronas Dagangan	32,200	155,622
Petronas Gas	87,800	338,792
PPB Group	70,600	314,989
Press Metal Aluminium Holdings	157,800	376,756
Public Bank	1,627,800	1,648,803
QL Resources	121,700	177,861
RHB Bank	177,300	229,616
Sime Darby	305,000	176,534
Sime Darby Plantation	228,500	255,695
Supermax	166,711	153,182
Telekom Malaysia	126,100	186,421
Tenaga Nasional	256,100	625,041
Top Glove	543,900	592,892
Westports Holdings	89,100	90,250
		12,309,718
Mexico–1.72%
America Movil	3,806,700	2,594,356
Arca Continental	48,900	240,439
Becle	61,900	141,186
†Cemex	1,673,000	1,176,203
Coca-Cola Femsa	56,735	260,921
Fibra Uno Administracion	351,900	411,995
Fomento Economico Mexicano	217,300	1,637,232
Gruma Class B	24,570	290,904
†Grupo Aeroportuario del Pacifico Class B	42,700	445,729
†Grupo Aeroportuario del Sureste Class B	23,220	412,381
Grupo Bimbo Class A	177,600	372,761
†Grupo Carso	53,200	144,586
†Grupo Financiero Banorte Class O	288,500	1,626,734
†Grupo Financiero Inbursa Class O	258,000	233,645
Grupo Mexico	348,600	1,837,528
†Grupo Televisa	247,100	439,206
†Industrias Penoles	15,560	200,816
†Infraestructura Energetica Nova	61,300	236,928
Kimberly-Clark de Mexico Class A	178,800	306,084
Megacable Holdings	32,200	115,239
Orbia Advance	116,900	311,703
Promotora y Operadora de Infraestructura	25,430	194,089
†Telesites SAB de CV	148,800	154,118
Wal-Mart de Mexico	586,800	1,853,173
		15,637,956
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.21%
†Cia de Minas Buenaventura ADR	23,800	$ 238,714
Credicorp	7,500	1,024,275
Southern Copper	9,400	637,978
		1,900,967
Philippines–0.64%
Aboitiz Equity Ventures	219,400	155,947
Aboitiz Power	170,200	82,404
Ayala	31,380	478,418
Ayala Land	906,200	641,318
Bank of the Philippine Islands	200,850	337,250
BDO Unibank	220,230	462,806
Globe Telecom	3,985	154,351
GT Capital Holdings	10,163	109,299
International Container Terminal Services	111,080	276,913
JG Summit Holdings	335,750	413,311
Jollibee Foods	48,180	175,597
Manila Electric	24,940	139,762
Megaworld	1,278,100	94,269
Metro Pacific Investments	1,492,900	115,034
Metropolitan Bank & Trust	195,494	178,829
PLDT	9,865	248,162
Puregold Price Club	135,600	109,793
SM Investments	26,880	531,647
SM Prime Holdings	1,134,700	818,223
Universal Robina	98,320	269,412
		5,792,745
Poland–0.61%
†Allegro.eu	28,555	401,529
†Bank Polska Kasa Opieki	20,726	370,371
†CD Projekt	7,501	361,583
Cyfrowy Polsat	31,202	233,389
†Dino Polska	5,492	362,159
†KGHM Polska Miedz	15,679	754,610
†LPP	145	298,116
†Orange Polska	72,614	120,996
†PGE Polska Grupa Energetyczna	94,206	162,052
Polski Koncern Naftowy ORLEN	33,285	534,494
Polskie Gornictwo Naftowe i Gazownictwo	191,494	291,415
†Powszechna Kasa Oszczednosci Bank Polski	98,283	813,989
†Powszechny Zaklad Ubezpieczen	67,340	581,061
†Santander Bank Polska	4,029	222,865
		5,508,629

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar–0.68%
Barwa Real Estate	231,396	$ 206,441
Commercial Bank PQSC	243,247	323,884
Industries Qatar QSC	197,379	647,677
Masraf Al Rayan QSC	462,199	544,473
Mesaieed Petrochemical Holding	473,433	241,803
Ooredoo QPSC	95,929	186,234
Qatar Electricity & Water QSC	65,096	303,516
Qatar Fuel QSC	53,150	250,298
Qatar Gas Transport	275,844	238,975
Qatar International Islamic Bank QSC	97,900	234,955
Qatar Islamic Bank	133,824	604,858
Qatar National Bank QPSC	489,510	2,418,147
		6,201,261
Republic of Korea–12.35%
†Alteogen	3,048	241,308
Amorepacific	3,597	821,581
AMOREPACIFIC Group	3,066	175,819
BGF retail	906	126,484
†Celltrion	10,778	3,090,312
†Celltrion Healthcare	7,781	935,026
†Celltrion Pharm	1,839	243,738
Cheil Worldwide	7,401	138,963
CJ	1,781	147,925
CJ CheilJedang	927	336,644
CJ ENM	1,177	147,990
†CJ Logistics	1,097	177,381
Coway	5,344	309,284
†Daewoo Shipbuilding & Marine Engineering	4,201	105,048
DB Insurance	5,524	230,868
†Doosan Bobcat	5,617	208,947
†Doosan Heavy Industries & Construction Co	21,572	247,790
Douzone Bizon	2,144	186,031
E-MART	2,174	328,477
Fila Holdings	5,115	195,019
GS Engineering & Construction	6,719	255,283
GS Holdings	5,516	190,568
GS Retail	3,259	109,857
Hana Financial Group	33,609	1,271,010
Hankook Tire & Technology	7,207	312,351
Hanmi Pharm	743	207,784
Hanon Systems	20,229	315,478
Hanwha	4,632	130,355
†Hanwha Solutions	12,145	537,632
†HLB	9,974	345,466
Hotel Shilla	3,410	261,833
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Engineering & Construction	8,730	$ 339,789
Hyundai Glovis	2,108	349,238
Hyundai Heavy Industries Holdings	1,058	272,505
Hyundai Marine & Fire Insurance	6,529	141,339
Hyundai Mobis	7,121	1,837,271
Hyundai Motor	16,624	3,202,149
Hyundai Steel	9,681	411,020
Industrial Bank of Korea	29,201	236,343
Kakao	6,214	2,734,325
†Kangwon Land	11,787	263,496
KB Financial Group	44,227	2,196,207
Kia Motors	29,247	2,142,325
†KMW	2,854	163,158
Korea Aerospace Industries	8,019	260,392
Korea Electric Power	28,767	588,430
Korea Investment Holdings	4,667	352,989
†Korea Shipbuilding & Offshore Engineering	4,361	514,419
Korea Zinc	950	342,898
†Korean Air Lines	13,454	323,348
KT&G	12,878	926,237
Kumho Petrochemical	2,040	477,667
LG	10,611	847,567
LG Chem	5,052	3,593,426
†LG Display	25,990	522,441
LG Electronics	11,886	1,575,348
LG Household & Health Care	1,048	1,453,819
LG Innotek	1,587	288,163
LG Uplus	23,879	258,465
Lotte	2,780	83,517
Lotte Chemical	1,912	508,515
Lotte Shopping	1,255	139,722
Meritz Securities	29,556	120,392
Mirae Asset Daewoo	32,471	282,893
NAVER	13,665	4,551,981
NCSoft	1,835	1,415,467
Netmarble	2,366	269,683
NH Investment Securities	12,343	127,056
Orion	2,652	306,969
Ottogi	145	73,029
Pan Ocean	30,384	165,646
†Pearl Abyss	700	190,563
POSCO	8,294	2,345,112
POSCO Chemtech	2,954	404,568
S-1	1,834	132,395
†Samsung Biologics	1,852	1,224,030
Samsung C&T	9,409	1,035,052
Samsung Card	3,212	97,772

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electro-Mechanics	6,270	$ 1,038,767
Samsung Electronics	530,809	38,177,913
†Samsung Engineering	17,604	217,765
Samsung Fire & Marine Insurance	3,428	575,498
†Samsung Heavy Industries	53,014	363,966
Samsung Life Insurance	7,799	538,195
Samsung SDI	6,150	3,586,481
Samsung SDS	3,900	666,799
Samsung Securities	6,928	241,493
Seegene	2,050	235,657
Shin Poong Pharmaceutical	3,257	244,905
Shinhan Financial Group	49,222	1,628,773
Shinsegae	816	202,603
†SK Biopharmaceuticals	1,756	159,813
SK Chemicals	801	177,292
SK Holdings	3,934	980,241
SK Hynix	60,818	7,120,287
†SK Innovation	6,001	1,161,227
SK Telecom	4,428	1,075,944
†S-Oil	4,997	358,521
Woori Financial Group	60,504	539,952
Yuhan	5,484	305,272
		112,018,752
Romania–0.03%
NEPI Rockcastle	47,088	297,395
		297,395
Russia–2.99%
†Alrosa PJSC	298,673	417,732
Gazprom PJSC	951,460	2,872,249
Gazprom PJSC ADR	184,240	1,098,807
†Inter RAO UES PJSC	3,556,000	241,268
LUKOIL PJSC	45,172	3,655,999
LUKOIL PJSC ADR	1,186	95,900
Magnit PJSC	8,409	593,223
†Mail.Ru Group GDR	11,000	251,900
MMC Norilsk Nickel PJSC	7,059	2,221,050
Mobile TeleSystems ADR	49,700	414,498
†Moscow Exchange	132,900	305,489
Novatek PJSC GDR	10,112	1,997,120
†Novolipetsk Steel PJSC	116,630	372,241
PhosAgro PJSC	15,679	273,128
Polymetal International	26,127	511,285
†Polyus PJSC	3,487	644,941
Polyus PJSC GDR	476	43,816
Rosneft Oil	121,160	914,829
Sberbank of Russia PJSC	1,203,610	4,620,550
Severstal PAO	21,765	443,015
Surgutneftegas PJSC	742,600	339,331
Tatneft PJSC	147,175	1,163,813
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
TCS Group Holding GDR	14,000	$ 812,000
VTB Bank PJSC	429,160,000	242,046
X5 Retail Group GDR	13,660	440,398
†Yandex Class A	33,610	2,153,057
		27,139,685
Saudi Arabia–2.75%
Abdullah Al Othaim Markets	5,713	192,551
Advanced Petrochemical	12,450	242,341
Al Rajhi Bank	135,435	3,567,975
†Alinma Bank	113,723	557,956
AlmaraiJSC	26,780	371,320
Arab National Bank	65,288	363,495
Bank AlBilad	41,643	390,858
Bank Al-Jazira	60,733	253,601
Banque Saudi Fransi	64,347	572,214
†Bupa Arabia for Cooperative Insurance	6,877	219,313
†Co for Cooperative Insurance	7,412	155,145
†Dar Al Arkan Real Estate Development	63,972	156,932
Dr Sulaiman Al Habib Medical Services Group	7,062	233,498
†Emaar Economic City	46,399	132,381
†Etihad Etisalat	43,193	340,334
Jarir Marketing	6,373	309,278
†Mobile TelecommunicationsSaudi Arabia	47,735	190,925
†National Commercial Bank	162,921	2,306,777
†National Industrialization	46,983	189,921
†Rabigh Refining & Petrochemical	26,052	117,398
Riyad Bank	147,634	883,371
Sahara International Petrochemical	43,093	253,941
Samba Financial Group	107,965	1,108,352
Saudi Airlines Catering	5,316	107,729
Saudi Arabian Fertilizer	21,732	570,202
†Saudi Arabian Mining	47,332	719,389
Saudi Arabian Oil	243,908	2,341,330
Saudi Basic Industries	99,391	3,111,352
Saudi British Bank	90,263	634,197
Saudi Cement	8,362	148,051
Saudi Electricity	91,113	570,929
Saudi Industrial Investment Group	24,772	214,673
†Saudi Kayan Petrochemical	83,382	354,401
Saudi Telecom	66,417	2,245,601
Savola Group	27,870	292,054

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical	27,496	$ 507,352
		24,927,137
South Africa–3.63%
†Absa Group	75,231	642,674
African Rainbow Minerals	12,504	235,602
Anglo American Platinum	6,046	881,565
AngloGold Ashanti	46,600	1,016,107
†Aspen Pharmacare Holdings	43,404	424,512
†Bid	37,598	728,550
Bidvest Group	32,367	373,646
†Capitec Bank Holdings	7,774	747,821
Clicks Group	27,828	453,242
†Discovery	44,127	396,366
Exxaro Resources	22,791	268,458
FirstRand	533,302	1,865,112
Gold Fields	98,751	920,003
Growthpoint Properties	381,562	341,234
†Harmony Gold Mining	60,710	257,483
Impala Platinum Holdings	84,647	1,569,812
Kumba Iron Ore	7,211	297,283
Mr Price Group	27,931	366,377
†MTN Group	187,426	1,102,842
MultiChoice Group	48,977	427,885
Naspers Class N	47,678	11,408,189
†Nedbank Group	32,123	304,690
†Northam Platinum	37,507	654,035
Old Mutual	491,529	420,597
Rand Merchant Investment Holdings	84,356	175,056
Remgro	58,608	412,956
Sanlam	199,097	802,998
†Sasol	55,459	795,438
Shoprite Holdings	56,248	598,759
Sibanye Stillwater	302,793	1,333,438
SPAR Group	21,502	276,627
Standard Bank Group	143,783	1,221,863
Tiger Brands	17,981	256,741
Vodacom Group	72,129	617,006
†Woolworths Holdings	111,664	374,105
		32,969,072
Taiwan–13.61%
Accton Technology	56,000	541,689
Acer	323,000	356,021
Advantech	42,595	528,463
Airtac International Group	14,000	493,113
ASE Technology Holding	364,000	1,371,395
Asia Cement	241,000	403,736
ASMedia Technology	3,000	156,661
Asustek Computer	78,000	1,018,295
†AU Optronics	968,000	714,134
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Catcher Technology	77,000	$ 570,760
Cathay Financial Holding	879,563	1,478,115
Chailease Holding	139,229	961,277
Chang Hwa Commercial Bank	585,193	359,939
Cheng Shin Rubber Industry	213,000	359,815
Chicony Electronics	64,000	227,666
China Development Financial Holding	1,369,000	503,785
China Life Insurance	257,020	231,951
China Steel	1,320,000	1,198,192
Chunghwa Telecom	426,000	1,664,704
Compal Electronics	453,000	423,899
CTBC Financial Holding	1,968,000	1,524,298
Delta Electronics	218,000	2,200,400
E.Sun Financial Holding	1,265,688	1,157,763
Eclat Textile	21,000	353,275
†Evergreen Marine Taiwan	270,466	431,297
Far Eastern New Century	324,000	342,929
†Far EasTone Telecommunications	178,000	399,881
Feng TAY Enterprise	44,280	302,618
First Financial Holding	1,149,522	894,382
Formosa Chemicals & Fibre	392,000	1,203,491
Formosa Petrochemical	127,000	430,855
Formosa Plastics	426,000	1,507,938
Foxconn Technology	102,000	259,531
Fubon Financial Holding	741,000	1,475,092
Giant Manufacturing	36,000	434,024
Globalwafers	24,000	630,848
Highwealth Construction	92,400	140,868
Hiwin Technologies	29,290	413,179
Hon Hai Precision Industry	1,395,000	6,062,454
Hotai Motor	34,000	700,662
Hua Nan Financial Holdings	932,973	609,818
†Innolux	921,000	681,075
Inventec	268,000	253,601
Largan Precision	11,000	1,237,514
Lite-On Technology	233,000	512,824
MediaTek	169,000	5,739,354
Mega Financial Holding	1,220,000	1,363,965
Micro-Star International	75,000	457,365
Nan Ya Plastics	575,000	1,608,138
Nan Ya Printed Circuit Board	25,000	310,167
Nanya Technology	138,000	444,475
Nien Made Enterprise	18,000	251,078
Novatek Microelectronics	65,000	1,309,887
†Oneness Biotech	22,000	203,939
Pegatron	218,000	566,144
Phison Electronics	16,000	273,928

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Pou Chen	253,000	$ 292,609
Powertech Technology	83,000	306,890
President Chain Store	64,000	610,101
Quanta Computer	323,000	1,109,382
Realtek Semiconductor	54,000	934,917
Ruentex Development	87,500	151,798
Shanghai Commercial & Savings Bank	376,449	553,466
Shin Kong Financial Holding	1,194,455	383,039
SinoPac Financial Holdings	1,126,000	507,101
Standard Foods	18,621	38,243
Synnex Technology International	145,000	276,960
Taishin Financial Holding	1,091,720	512,706
Taiwan Business Bank	633,327	221,075
Taiwan Cement	542,246	889,395
Taiwan Cooperative Financial Holding	1,045,662	775,094
Taiwan High Speed Rail	218,000	240,287
Taiwan Mobile	185,000	636,701
Taiwan Semiconductor Manufacturing	2,736,000	56,286,826
Unimicron Technology	135,000	432,920
Uni-President Enterprises	541,000	1,384,117
United Microelectronics	1,297,000	2,281,898
Vanguard International Semiconductor	101,000	382,294
Walsin Technology	35,000	306,049
Win Semiconductors	38,000	520,730
Winbond Electronics	333,000	344,286
Wistron	314,000	368,661
Wiwynn	9,000	265,903
WPG Holdings	173,000	295,882
Yageo	41,000	794,624
Yuanta Financial Holding	1,076,000	848,491
Zhen Ding Technology Holding	66,000	278,730
		123,483,842
Thailand–1.81%
Advanced Info Service NVDR	132,557	735,956
Airports of Thailand NVDR	478,754	1,057,089
Asset World	900,000	146,880
B Grimm Power NVDR	90,456	132,428
Bangkok Bank NVDR	63,474	255,927
Bangkok Commercial Asset Management	195,900	136,033
Bangkok Dusit Medical Services NVDR	1,056,285	730,104
Bangkok Expressway & Metro	835,622	233,974
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Berli Jucker NVDR	141,003	$ 177,100
BTS Group Holdings NVDR	902,529	278,701
Bumrungrad Hospital NVDR	46,585	202,738
Central Pattana NVDR	251,303	468,429
†Central Retail	194,661	232,036
†Central Retail NVDR	6,515	7,766
Charoen Pokphand Foods NVDR	433,339	409,072
†CP ALL NVDR	652,883	1,446,789
Delta Electronics Thailand PCL	34,800	322,944
Electricity Generating NVDR	31,501	186,990
Energy Absolute NVDR	166,147	329,636
Global Power Synergy NVDR	78,432	193,256
Gulf Energy Development NVDR	264,075	283,088
Home Product Center NVDR	661,423	313,250
Indorama Ventures NVDR	186,841	266,062
Intouch Holdings NVDR	247,969	460,230
Kasikornbank	59,900	279,853
Kasikornbank NVDR	138,067	640,631
Krung Thai Bank NVDR	367,577	143,502
Krungthai Card NVDR	85,900	217,155
Land & Houses NVDR	933,049	255,282
†Minor International NVDR	345,917	359,754
†Muangthai Capital NVDR	82,892	187,667
Osotspa NVDR	81,318	91,727
PTT NVDR	1,273,976	1,671,457
PTT Exploration & Production NVDR	154,175	562,430
PTT Global Chemical NVDR	250,362	502,727
Ratch Group NVDR	85,701	140,550
Siam Cement NVDR	86,663	1,106,513
Siam Commercial Bank NVDR	94,455	337,015
Sri Trang Gloves Thailand	94,700	124,246
Srisawad NVDR	83,933	228,969
Thai Oil NVDR	123,405	239,899
Thai Union Group NVDR	340,395	160,122
Total Access Communication NVDR	73,430	76,955
True NVDR	1,254,610	136,502
		16,469,434
Turkey–0.27%
Akbank	349,401	198,455
Aselsan Elektronik Sanayi Ve Ticaret	74,721	135,285
BIM Birlesik Magazalar	50,844	434,719

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari	156,307	$ 288,867
Ford Otomotiv Sanayi	6,934	162,323
Haci Omer Sabanci Holding	96,012	99,997
KOC Holding	85,257	200,410
†Tupras Turkiye Petrol Rafinerileri	13,746	149,825
Turkcell Iletisim Hizmetleri	135,263	245,225
†Turkiye Garanti Bankasi	258,891	209,753
†Turkiye Is Bankasi Class C	183,803	107,291
Turkiye Sise ve Cam Fabrikalari	149,935	132,190
†Yapi ve Kredi Bankasi	328,544	87,535
		2,451,875
United Arab Emirates–0.59%
Abu Dhabi Commercial Bank PJSC	317,441	534,952
Abu Dhabi Islamic Bank PJSC	211,951	281,590
Aldar Properties PJSC	426,778	436,869
Dubai Islamic Bank PJSC	255,380	316,344
†Emaar Malls PJSC	335,245	154,245
†Emaar Properties PJSC	424,660	409,266
Emirates NBD Bank PJSC	278,589	872,214
Emirates Telecommunications Group PJSC	193,137	1,137,848
First Abu Dhabi Bank PJSC	306,368	1,217,748
		5,361,076
Uruguay–0.10%
†Globant	4,200	871,962
		871,962
Total Common Stock (Cost $639,780,809)		867,767,158
PREFERRED STOCKS–1.98%
Brazil–1.05%
Banco Bradesco 5.83%	495,340	2,344,409
Centrais Eletricas Brasileiras	27,700	170,275
Cia Energetica de Minas Gerais	106,889	247,252
Gerdau	121,300	648,669
Itau Unibanco Holding 5.07%	541,700	2,689,901
Itausa	492,300	897,373
Lojas Americanas	103,080	408,024
Petroleo Brasileiro	487,500	2,095,107
		9,501,010
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Chile–0.09%
Embotelladora Andina	37,436	$ 99,250
Sociedad Quimica y Minera de Chile	12,761	682,124
		781,374
Colombia–0.04%
Bancolombia	49,851	397,261
		397,261
Republic of Korea–0.76%
Hyundai Motor	6,465	564,355
LG Chem	859	291,456
LG Household & Health Care	179	108,341
Samsung Electronics	91,847	5,924,304
		6,888,456
Russia–0.04%
Surgutneftegas PJSC	720,400	400,169
		400,169
Total Preferred Stocks (Cost $18,480,793)		17,968,270
RIGHTS–0.00%
Chile–0.00%
†Sociedad Quimica y Minera de Chile expiration date 4/24/21	2,379	9,502
Total Rights (Cost $0)		9,502
WARRANTS–0.00%
Thailand–0.00%
†Minor International exp 12/31/21 exercise price THB 43.0000	13,560	447
†Srisawad exp 8/17/21 exercise price THB 100.0000	3,180	1,974
Total Warrants (Cost $0)		2,421

MONEY MARKET FUND–1.49%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	13,531,362	13,531,362
Total Money Market Fund (Cost $13,531,362)		13,531,362

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.12% (Cost $671,792,964)	$899,278,713
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	8,010,513
NET ASSETS APPLICABLE TO 67,115,459 SHARES OUTSTANDING–100.00%	$907,289,226

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts and swap contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
244	E-mini MSCI Emerging Markets Index	$16,134,500	$16,380,418	6/18/21	$—	$(245,918)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on LIBOR03M3	8,562,332	1.00%	10/15/21	$(582,334)	$—	$(582,334)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$136,272	$—	$—	$136,272
Brazil	30,360,148	—	—	30,360,148
Chile	4,323,431	—	—	4,323,431
China	306,191,536	—	102,359	306,293,895
Colombia	937,963	—	—	937,963
Comoros	260,496	—	—	260,496
Czech Republic	905,981	—	—	905,981
Egypt	821,022	—	—	821,022
Greece	915,931	—	—	915,931
Hong Kong	25,147,601	—	315,509	25,463,110
Hungary	1,736,439	—	—	1,736,439
India	86,628,633	—	—	86,628,633
Indonesia	11,002,075	—	—	11,002,075
Kuwait	4,317,842	—	—	4,317,842
Luxembourg	322,414	—	—	322,414
Malaysia	12,309,718	—	—	12,309,718
Mexico	15,637,956	—	—	15,637,956
Peru	1,900,967	—	—	1,900,967
Philippines	5,792,745	—	—	5,792,745
Poland	5,508,629	—	—	5,508,629
Qatar	6,201,261	—	—	6,201,261
Republic of Korea	112,018,752	—	—	112,018,752
Romania	297,395	—	—	297,395
Russia	26,480,685	659,000	—	27,139,685
Saudi Arabia	24,927,137	—	—	24,927,137
South Africa	32,969,072	—	—	32,969,072
Taiwan	123,483,842	—	—	123,483,842
Thailand	16,469,434	—	—	16,469,434
Turkey	2,451,875	—	—	2,451,875
United Arab Emirates	5,361,076	—	—	5,361,076
Uruguay	871,962	—	—	871,962
Preferred Stocks	17,968,270	—	—	17,968,270
Rights	9,502	—	—	9,502
Warrants	2,421	—	—	2,421
Money Market Fund	13,531,362	—	—	13,531,362
Total Investments	$898,201,845	$659,000	$417,868	$899,278,713
Derivatives:

Liabilities:
Futures Contract	$(245,918)	$—	$—	$(245,918)
Swap Contract	$—	$(582,334)	$—	$(582,334)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA Emerging Markets Equity Index Fund–23